Share-Based Payments - Summary of Group Net Settled in Share-Based Payments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	463,897	1,687,500
Withholding obligation | $	$ 133,878	$ 2,501,992
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Withholding obligation | $	$ 133,878
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Jul. 19, 2022
Performance rights vested & exercised	10,000
Net settled shares	5,996
Withholding obligation | $	$ 5,993
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Dec. 11, 2022
Performance rights vested & exercised	200,000
Net settled shares	92,000
Withholding obligation | $	$ 126,540
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Dec. 20, 2022
Performance rights vested & exercised	3,897
Net settled shares	2,718
Withholding obligation | $	$ 1,345